Debt - Interest rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective interest rate	10.28%	5.07%	2.93%
Effective interest rate, excluding commitment fees	7.83%	4.38%	2.90%
Effective interest rate, weighted average	8.26%	2.30%	3.20%
Effective interest rate weighted average, excluding commitment fees	5.80%	1.61%	3.17%
Minimum [Member] | SOFR
Interest rates (SOFR)	4.50%	0.10%	0.01%
Maximum [Member] | SOFR
Interest rates (SOFR)	5.36%	4.50%	0.09%